Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Changes In Fair Value Of Credit Derivative [Abstract]
Summary of Derivatives Carried at Fair Value

	2021	2020
	£000s	£000s
Derivatives carried at fair value	-	1,492